As filed with the Securities and Exchange Commission on April 30, 2021
Commission File Nos. 333-183046
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 576	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Julia A. Goatley, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b) of the Securities Act of 1933, the sole purpose of the Post-Effective Amendment No. 33 is to provide updated signature pages for Post-Effective Amendment No. 32, which was filed on April 23, 2021 (Accession No. 0001045032-21-000108). Parts A, B, and C of Post-Effective Amendment No. 32 are unchanged and hereby incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2021.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield
Assistant Vice President

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 30, 2021
Laura L. Prieskorn, Chief Executive Officer, President and Director

*	April 30, 2021
Marcia Wadsten, Executive Vice President, Chief Financial Officer, Appointed Actuary and Director

*	April 30, 2021
Aimee R. DeCamillo, Executive Vice President and Chief Commercial Officer

*	April 30, 2021
Devkumar D. Ganguly, Executive Vice President and Chief Operating Officer

*	April 30, 2021
Michael A. Costello, Senior Vice President and Treasurer

*	April 30, 2021
Laura L. Hanson, Senior Vice President and Director

*	April 30, 2021
Barrett M. Bonemer, Vice President and Director

*	April 30, 2021
Patrick G. Boyle, Director

*	April 30, 2021
R. Kevin Clinton, Director

*	April 30, 2021
Nancy F. Heller, Director

*	April 30, 2021
Scott E. Romine, Director

*	April 30, 2021
Don W. Cummings, Controller and Chief Accounting Officer

* By: /s/ CHRISTINE K. BENEFIELD
Christine K. Benefield, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (“Jackson of NY”), a New York corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Julia A. Goatley, Susan S. Rhee, Scott J. Golde, and Christine K. Benefield (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, 333-235568, and 333-252332), JNLNY Separate Account II (File No. 333-86933), JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), and Jackson National Life Insurance Company of New York, as well as any future separate account(s) and/or future file number(s) that Jackson of NY establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 15th day of March, 2021.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, President, Chairperson, and Director

/s/ MARCIA WADSTEN
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Appointed Actuary

/s/ AIMEE R. DECAMILLO
Aimee R. DeCamillo, Executive Vice President and Chief Commercial Officer

/s/ DEVKUMAR D. GANGULY
Devkumar D. Ganguly, Executive Vice President and Chief Operating Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President and Treasurer

/s/ LAURA L. HANSON
Laura L. Hanson, Senior Vice President and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

/s/ SCOTT E. ROMINE
Scott E. Romine, Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (“Jackson of NY”), a New York corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Julia A. Goatley, Susan S. Rhee, Scott J. Golde, and Christine K. Benefield (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, 333-235568, and 333-252332), JNLNY Separate Account II (File No. 333-86933), JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), and Jackson National Life Insurance Company of New York, as well as any future separate account(s) and/or future file number(s) that Jackson of NY establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 28th day of April, 2021.

/s/ Don W. Cummings
Don W. Cummings, Controller and Chief Accounting Officer